Lease liability and Right-of-use assets (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 1,570	$ 1,415	$ 1,410
Depreciation charge	(276)	(257)
Continuing operations
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge			(259)
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	466	472
Depreciation charge	(11)	(11)
Land [member] | Continuing operations
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge			(12)
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	777	752
Depreciation charge	(163)	(153)
Buildings [member] | Continuing operations
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge			(156)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	149	133
Depreciation charge	(85)	(80)
Vehicles [member] | Continuing operations
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge			(80)
Machinery & equipment and other assets
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	178	58
Depreciation charge	$ (17)	$ (13)
Machinery & equipment and other assets | Continuing operations
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge			$ (11)